Interest-bearing loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Schedule of financial liabilities activity by maturity

(in thousands of USD)	Bank loans	Other notes	Lease liabilities	Other borrowings	Total
More than 5 years	157,180	—	—	—	157,180
Between 1 and 5 years	496,550	147,619	—	—	644,169
More than 1 year	653,730	147,619	—	—	801,349
Less than 1 year	47,361	—	—	50,010	97,371
At January 1, 2018	701,091	147,619	—	50,010	898,720

New loans	973,550	—	—	447,810	1,421,360
Scheduled repayments	(84,493)	—	—	(435,213)	(519,706)
Early repayments (Note 25)	(825,691)	(205,710)	—	—	(1,031,401)
Acquisitions through business combinations (Note 25)	1,106,736	205,710	—	—	1,312,446
Other changes (Note 25)	(311,191)	547	—	—	(310,644)
Translation differences	—	—	—	(2,265)	(2,265)
Balance at December 31, 2018	1,560,002	148,166	—	60,342	1,768,510

More than 5 years	433,662	—	—	—	433,662
Between 1 and 5 years	987,803	148,166	—	—	1,135,969
More than 1 year	1,421,465	148,166	—	—	1,569,631
Less than 1 year	138,537	—	—	60,342	198,879
Balance at December 31, 2018	1,560,002	148,166	—	60,342	1,768,510

	Bank loans	Other notes	Lease liabilities	Other borrowings	Total
More than 5 years	433,662	—	—	—	433,662
Between 1 and 5 years	987,803	148,166	—	—	1,135,969
More than 1 year	1,421,465	148,166	—	—	1,569,631
Less than 1 year	138,537	—	—	60,342	198,879
At January 1, 2019	1,560,002	148,166	—	60,342	1,768,510

New loans	986,755	50,500	498	896,145	1,933,898
Adoption IFRS 16	—	—	105,238	—	105,238

Scheduled repayments	(92,651)	—	(30,214)	(708,135)	(831,000)
Early repayments	(1,225,747)	—	—	—	(1,225,747)
Other changes	(4,908)	(95)	—	—	(5,003)
Translation differences	—	—	102	(1,139)	(1,037)
Balance at December 31, 2019	1,223,451	198,571	75,624	247,213	1,744,859

More than 5 years	628,711	—	1,652	—	630,363
Between 1 and 5 years	545,233	198,571	41,509	107,978	893,291
More than 1 year	1,173,944	198,571	43,161	107,978	1,523,654
Less than 1 year	49,507	—	32,463	139,235	221,205
Balance at December 31, 2019	1,223,451	198,571	75,624	247,213	1,744,859
The following are the remaining contractual maturities of financial liabilities:

	Contractual cash flows December 31, 2018
(in thousands of USD)	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 16)	1,708,168	2,034,794	364,122	1,176,317	494,355
Other borrowings (Note 16)	60,342	60,342	60,342
Current trade and other payables * (Note 18)	79,442	79,442	79,442	—	—
	1,847,952	2,174,578	503,906	1,176,317	494,355

Derivative financial liabilities
Interest rate swaps (Note 18)	1,049	2,627	461	1,628	538
Forward exchange contracts (Note 18)	—	—	—	—	—
	1,049	2,627	461	1,628	538

	Contractual cash flows December 31, 2019
	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 16)	1,422,022	1,697,327	110,720	905,302	681,305
Other borrowings (Note 16)	247,213	268,661	145,640	123,020.9	—
Lease liabilities (Note 16)	75,624	79,873	35,525	42,667	1,681
Current trade and other payables * (Note 18)	76,589	76,589	76,589	—	—
	1,821,448	2,122,450	368,474	1,070,990	682,986

Derivative financial liabilities
Interest rate swaps (Note 18)	3,593	3,300	758	2,432	110
Forward exchange contracts (Note 18)	—	—	—	—	—
	3,593	3,300	758	2,432	110
* Deferred income and VAT payables (included in other payables) (see Note 18), which are not financial liabilities, are not included.

Schedule of interest-bearing loans and borrowings

(in thousands of USD)				December 31, 2019			December 31, 2018
	Curr	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Unsecured notes	USD	7.50%	2022	200,000	200,000	198,571	150,000	150,000	148,166
Total other notes				200,000	200,000	198,571	150,000	150,000	148,166

The terms and conditions of outstanding loans were as follows:

(in thousands of USD)				December 31, 2019			December 31, 2018
	Curr	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Secured vessels loan 192M	USD	libor +2.25%	2021	43,447	43,447	42,859	79,762	79,762	78,746
Secured vessels Revolving loan 148M*	USD	libor +2.25%	2021	133,962	—	—	147,559	105,000	105,000
Secured vessels Revolving loan 750M*	USD	libor +1.95%	2022	322,340	130,000	128,205	395,289	165,000	162,002
Secured vessels Revolving loan 409.5M*	USD	libor +2.25%	2023	212,459	90,000	88,328	316,060	150,000	147,541
Secured vessels loan 27.1M	USD	libor +1.95%	2029	26,007	26,007	25,389	26,459	26,459	24,711
Secured vessels loan 81.4M	USD	libor +1.50%	2029	64,452	64,452	62,970	71,236	71,236	70,507
Secured vessels loan 69.4M	USD	libor + 2.0%	2030	63,635	63,635	63,635	68,263	68,263	68,263
Secured vessels loan 104.2M	USD	libor +2.0%	2030	93,283	93,283	92,035	101,961	101,961	100,490
Secured vessels loan 89.7M	USD	libor +1.5%	2029	—	—	—	85,295	85,295	85,295
Secured vessels loan 221.4M	USD	libor +1.7%	2029	—	—	—	210,459	210,459	210,459
Secured vessels loan 126.8M	USD	libor +2.6%	2029	—	—	—	120,553	120,553	120,553
Secured vessels loan 195.7M	USD	libor +2.75%	2022	—	—	—	188,481	188,481	188,481
Secured vessels Revolving loan 200.0M*	USD	libor +2.0%	2025	174,344	100,000	98,445	200,000	200,000	197,955
Secured vessels Revolving loan 100.0M*	USD	libor +2.1%	2021	100,000	70,000	69,043	—	—	—
Secured vessels Revolving loan 700.0M*	USD	libor +1.95%	2026	700,000	560,000	552,542	—	—	—
Unsecured bank facility 60M	USD	libor +2.25%	2020	60,000	—	—	60,000	—	—
Total interest-bearing bank loans				1,993,929	1,240,824	1,223,451	2,071,375	1,572,467	1,560,002
The facility size of the vessel loans can be reduced if the value of the collateralized vessels falls under a certain percentage of the outstanding amount under that loan.
* The total amount available under the revolving loan Facilities depends on the total value of the fleet of tankers securing the facility.

Schedule of future lease payments for leaseback agreement
The future lease payments for these leaseback agreements are as follows:

(in thousands of USD)	December 31, 2019

Less than one year	22,853
Between one and five years	79,211
Total future lease payables	102,064

The future lease payments for these leaseback agreements are as follows:

(in thousands of USD)	December 31, 2019
Less than 1 year	32,903
Between 1 and 5 years	31,870
Total future lease payments	64,773

Schedule of reconciliation of liabilities and equity to cash flows arising from financing activities

	Liabilities			Equity
	Loans and borrowings	Other Notes	Other borrowings	Share capital / premium	Reserves	Treasury shares	Retained earnings	Total
Restated balance at January 1, 2018	701,091	147,619	50,010	1,388,273	568	(16,102)	471,877	2,743,336

Changes from financing cash flows
Proceeds from loans and borrowings (Note 16)	973,550	—	—	—	—	—	—	973,550
Proceeds from issue of other borrowings (Note 16)	—	—	10,332	—	—	—	—	10,332
Proceeds from sale of treasury shares (Note 14)	—	—	—	—	—	5,406	(3,112)	2,294
Purchase treasury shares (Note 14)	—	—	—	—	—	(3,955)	—	(3,955)
Transaction costs related to loans and borrowings (Note 16)	(3,849)	—	—	—	—	—	—	(3,849)
Repayment of borrowings (Note 16)	(910,184)	(205,710)	—	—	—	—	—	(1,115,894)
Dividend paid	—	—	—	—	—	—	(22,643)	(22,643)
Total changes from financing cash flows	59,517	(205,710)	10,332	—	—	1,451	(25,755)	(160,165)

Other changes
Liability-related
Acquisitions through business combinations (Note 25)	1,106,736	205,710	—	—	—	—	—	1,312,446
Sale of loans through disposal of subsidiaries (Note 25)	(310,968)	—	—	—	—	—	—	(310,968)
Amortization of transaction costs (Note 16)	3,626	547	—	—	—	—	—	4,173
Total liability-related other changes	799,394	206,257	—	—	—	—	—	1,005,651
Total equity-related other changes (Note 14)	—	—	—	553,424	(2,855)	—	(110,358)	440,211

Balance at December 31, 2018	1,560,002	148,166	60,342	1,941,697	(2,287)	(14,651)	335,764	4,029,033

	Liabilities				Equity
	Loans and borrowings	Other Notes	Other borrowings	Lease liabilities	Share capital / premium	Reserves	Treasury shares	Retained earnings	Total
Restated balance at January 1, 2019	1,560,002	148,166	60,342	105,736	1,941,697	(2,287)	(14,651)	335,764	4,134,769

Changes from financing cash flows
Proceeds from loans and borrowings (Note 16)	986,755	50,500	—	—	—	—	—	—	1,037,255
Proceeds from issue of other borrowings (Note 16)	—	—	62,446	—	—	—	—	—	62,446
Proceeds from sale of treasury shares (Note 14)	—	—	—	—	—	—	—	—	—
Purchase treasury shares (Note 14)	—	—	—	—	—	—	(30,965)	—	(30,965)
Proceeds from sale and leaseback agreement (Note 16)	—	—	124,425	—	—	—	—	—	124,425
Transaction costs related to loans and borrowings (Note 16)	(9,046)	(675)	—	—	—	—	—	—	(9,721)
Repayment of borrowings (Note 16)	(1,318,398)	—	—	—	—	—	—	—	(1,318,398)
Repayment of lease liabilities (Note 16)	—	—	—	(30,214)	—	—	—	—	(30,214)
Dividend paid	—	—	—	—	—	—	—	(26,015)	(26,015)
Total changes from financing cash flows	(340,689)	49,825	186,871	(30,214)	—	—	(30,965)	(26,015)	(191,187)

Other changes
Liability-related
Amortization of transaction costs (Note 16)	4,138	674	—	—	—	—	—	—	4,812
Amortization of above par issuance (Note 16)	—	(94)	—	—	—	—	—	—	(94)
Translation differences (Note 16)	—	—	—	102	—	—	—	—	102
Total liability-related other changes	4,138	580	—	102	—	—	—	—	4,820
Total equity-related other changes (Note 14)	—	—	—	—	—	(1,996)	—	110,309	108,313

Balance at December 31, 2019	1,223,451	198,571	247,213	75,624	1,941,697	(4,283)	(45,616)	420,058	4,056,715